Voya Index Solution 2030 Portfolio Expense Example - Class Z Shares [Member] - Voya Index Solution 2030 Portfolio - Class Z	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	$ 494